CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2021		$ 43,400	$ (14,444)	$ 28,956
Beginning Balances (in shares) at Dec. 31, 2021	35,886
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		4		4
Exercise of stock options (in shares)	2
Share issuance, net		5,195		5,195
Share issuance, net (in shares)	15,489
Stock-based compensation		1,420		1,420
Stock-based compensation (in shares)	7,017
Tax impact of equity transactions		2		2
Net loss			(30,112)	(30,112)
Ending Balance at Dec. 31, 2022		50,021	(44,556)	5,465
Ending Balance (in shares) at Dec. 31, 2022	58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net		300		300
Share issuance, net (in shares)	2,778
Stock-based compensation		(10)		(10)
Net loss			(3,144)	(3,144)
Ending Balance at Mar. 31, 2023		50,311	(47,700)	2,611
Ending Balance (in shares) at Mar. 31, 2023	61,172
Beginning Balances at Dec. 31, 2022		50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022	58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(9,196)
Ending Balance at Jun. 30, 2023				1,564
Beginning Balances at Dec. 31, 2022		50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022	58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(16,635)
Ending Balance at Sep. 30, 2023				(5,834)
Beginning Balances at Dec. 31, 2022		50,021	(44,556)	5,465
Beginning Balances (in shares) at Dec. 31, 2022	58,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	41,667
Share issuance, net		5,383		5,383
Share issuance, net (in shares)	227,315
Share issuance, acquisition related		205		205
Share issuance, acquisition related (in shares)	30,441
Stock-based compensation		(300)		(300)
Stock-based compensation (in shares)	14,921
Tax impact of equity transactions		(10)		(10)
Fractional shares issued related to reverse split (shares)	620
Net loss			(26,078)	(26,078)
Ending Balance at Dec. 31, 2023		55,299	(70,634)	(15,335)
Ending Balance (in shares) at Dec. 31, 2023	373,359
Beginning Balances at Mar. 31, 2023		50,311	(47,700)	2,611
Beginning Balances (in shares) at Mar. 31, 2023	61,172
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(6,052)
Ending Balance at Jun. 30, 2023				1,564
Beginning Balances at Dec. 31, 2023		55,299	(70,634)	(15,335)
Beginning Balances (in shares) at Dec. 31, 2023	373,359
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		174		$ 174
Stock-based compensation (in shares)	14,931			14,931
Net loss			(3,761)	$ (3,761)
Ending Balance at Mar. 31, 2024		$ 55,807	$ (74,417)	$ (18,610)
Ending Balance (in shares) at Mar. 31, 2024	462,588